Acquisitions (Details Textual) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	12 Months Ended										1 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 07, 2012	Jan. 31, 2010	Sep. 30, 2011 Pressure Pumping Company [Member]	Aug. 30, 2010 Superior Completion Services [Member]	Jan. 26, 2010 Hallin Marine Subsea International Plc [Member]	Jan. 31, 2010 Shell Offshore Inc Gulf of Mexico Bullwinkle Platform [Member]	Jan. 30, 2010 Shell Offshore Inc Gulf of Mexico Bullwinkle Platform [Member]	Feb. 29, 2012 Complete Production Services [Member]	Dec. 31, 2011 Complete Production Services [Member]	Feb. 07, 2012 Complete Production Services [Member]	Dec. 31, 2011 Complete Production Services [Member] Senior Notes Due 2016 [Member]	Feb. 29, 2012 Water transfer and storage company [Member]
Business Acquisitions (Textual) [Abstract]
Approximately cash paid out of the whole amount						$ 500,000	$ 54,300,000	$ 162,300,000					$ 553,300,000		$ 23,500,000
Business acquisition consideration to be paid following settlement of liabilities and administrative formalities						5,800,000
Goodwill Amount				1,922,277,000		3,600,000									9,200,000
Equity interest acquired					100.00%	100.00%		100.00%		100.00%
Acquiree debt repaid								55,500,000
Conveyance of undivided interest in assets and related well plugging and abandonment obligations					49.00%				49.00%
Complete stockholders received of a share of the company's common stock											0.945
Business acquisition cost of acquired entity cash paid per share											$ 7.00
Total consideration for merger including both cash and stock				2,914,800,000
Expenses acquisition related costs	33,200,000
Shares issued for merger agreement											74.7
Closing price of our common stock on the merger date											$ 30.90
Approximately cash acquisition											2,308,200,000
Company will repay of complete debt												676,000,000		650,000,000
Prepayment premium												26,000,000
Percentage of senior notes												8.00%
Estimated Fair Value of Option Issued for Due to Conversion													1.1999
Estimated Fair Value of Option and Restricted Stock Issued as Consideration													58,100,000
Fair value of options and restricted stock capitalized as part of total consideration													56,600,000
Estimated Fair Value of Option Recorded as Part of Consideration Transferred													52,700,000
Estimated fair value of options and restricted stock related to pre-combination service recorded as expense													3,900,000
Amount expensed over remaining service term of replacement stock option awards											1,500,000
Additional replacement restricted stock awards													600,000
Additional amount of expensed over remaining service term of replacement restricted stock awards											18,200,000
Current year acquisition related expenses												4,500,000
Approximate asset acquired													214,600,000
Fair value of the current assets acquired includes trade receivables												443,700,000
Gross amount due from customers												449,000,000
Customers deemed to be doubtful												5,300,000
Acquisitions (Textual) [Abstract]
Maximum additional consideration for acquisitions payable through 2012		3,000,000
Additional consideration		1,200,000
Capitalized consideration		$ 1,000,000	$ 200,000